Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	2.74%	1.28%	2.44%
Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Average Annual Return, Percent	(0.59%)	0.77%	2.18%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	3.24%	0.96%	2.05%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	5.47%	2.02%	2.94%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	5.29%	1.97%	2.92%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.10%	1.74%	2.68%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
Average Annual Return, Percent	4.41%	1.12%	2.18%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.24%	0.96%	2.05%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%	2.47%
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Average Annual Return, Percent	3.14%	1.17%	2.26%
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Strategic Intermediate Municipal Linked Benchmark
Average Annual Return, Percent	3.14%	1.21%	2.48%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%	2.47%
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Average Annual Return, Percent	3.14%	1.17%	2.26%
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Strategic Intermediate Municipal Linked Benchmark
Average Annual Return, Percent	3.14%	1.21%	2.48%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%	2.47%
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Average Annual Return, Percent	3.14%	1.17%	2.26%
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Strategic Intermediate Municipal Linked Benchmark
Average Annual Return, Percent	3.14%	1.21%	2.48%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%	2.47%
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Average Annual Return, Percent	3.14%	1.17%	2.26%
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Strategic Intermediate Municipal Linked Benchmark
Average Annual Return, Percent	3.14%	1.21%	2.48%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.74%	1.18%	2.47%
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Average Annual Return, Percent	3.14%	1.17%	2.26%
Putnam Strategic Intermediate Municipal Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Strategic Intermediate Municipal Linked Benchmark
Average Annual Return, Percent	3.14%	1.21%	2.48%